Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of Income tax reconciliation

	For the year ended December 31,
	2022	2023	2024
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(0.1)	(29.6)	(23.8)
Effect of withholding taxes	—	—	(1.0)
Permanent differences(1)	(33.4)	25.4	43.0
Change in valuation allowances	8.7	(21.2)	(47.4)
Effective income tax rate	0.2	(0.4)	(4.2)
(1)	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.

Schedule of net operating tax loss carry forwards

RMB
Loss expiring in 2025	19,756
Loss expiring in 2026	44,434
Loss expiring in 2027	30,029
Loss expiring in 2028	71,158
Loss expiring in 2029	190,455
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664
Loss expiring in 2032	14,027
Loss expiring in 2033	98,722
Loss expiring in 2034	129,473
961,784

Schedule of deferred tax assets

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	116,862	136,584
Advertising expenses in excess of deduction limit	1	8
Total deferred tax assets	116,863	136,592
Less: valuation allowances	(116,863)	(136,592)
Net deferred tax assets	—	—

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2022	(112,838)	4,237	(108,601)
2023	(108,601)	(8,262)	(116,863)
2024	(116,863)	(19,729)	(136,592)
*

The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.